UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS High Income Plus Fund

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 85.5%
Consumer Discretionary 13.9%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		938,000	919,240
8.75%, 6/1/2019		1,220,000	1,262,700
American Achievement Corp., 144A, 8.25%, 4/1/2012		350,000	349,125
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014		395,000	407,837
Arcos Dorados BV, 144A, 7.5%, 10/1/2019		375,000	374,063
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	792,650
8.0%, 3/15/2014		345,000	345,895
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		790,000	790,000
Brunswick Corp., 144A, 11.25%, 11/1/2016		480,000	537,600
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 ** (b)		575,000	126,500
Carlson Wagonlit BV, 144A, 6.472% ***, 5/1/2015	EUR	100,000	115,773
Carrols Corp., 9.0%, 1/15/2013		355,000	360,325
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,205,000	1,205,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		165,000	168,713
Series B, 144A, 9.25%, 12/15/2017		255,000	262,650
CSC Holdings LLC:
6.75%, 4/15/2012		31,000	32,240
144A, 8.5%, 4/15/2014		1,330,000	1,409,800
144A, 8.5%, 6/15/2015		1,665,000	1,760,737
DISH DBS Corp.:
6.625%, 10/1/2014		123,000	122,078
7.125%, 2/1/2016		785,000	786,962
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (c)		532,000	537,320
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		120,000	125,100
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		735,000	7,350
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		240,000	249,600
144A, 9.375%, 11/15/2017		480,000	504,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		370,000	401,450
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	685,687
Group 1 Automotive, Inc., 8.25%, 8/15/2013		345,000	345,863
Hanesbrands, Inc., 8.0%, 12/15/2016		245,000	251,125
Harrah's Operating Co., Inc., 11.25%, 6/1/2017		2,820,000	2,996,250
Hertz Corp., 8.875%, 1/1/2014		2,160,000	2,176,200
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		564,000	501,255
Lamar Media Corp., Series C, 6.625%, 8/15/2015		220,000	209,550
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	1,150,000	1,610,419
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015 (d)		260,000	263,250
Macy's Retail Holdings, Inc., 8.875%, 7/15/2015		140,000	152,600
Mediacom Broadband LLC, 8.5%, 10/15/2015		545,000	540,913
MGM MIRAGE:
144A, 10.375%, 5/15/2014		545,000	598,137
144A, 11.125%, 11/15/2017		740,000	832,500
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		245,849	239,088
10.375%, 10/15/2015		830,000	813,400
Netflix, Inc., 144A, 8.5%, 11/15/2017		240,000	253,200
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		1,670,000	1,736,800
Norcraft Holdings LP, 9.75%, 9/1/2012		832,000	807,040
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		260,000	265,200
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,530,000	1,472,625
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		260,000	240,500
144A, 8.625%, 8/1/2017		555,000	556,387
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		500,000	5,050
Sabre Holdings Corp., 8.35%, 3/15/2016		625,000	582,812
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		580,000	511,850
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		805,000	753,416
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		530,000	572,400
Simmons Co., 10.0%, 12/15/2014 **		2,320,000	191,400
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		1,245,000	1,257,450
Standard Pacific Corp., 10.75%, 9/15/2016		475,000	499,938
Toys "R" Us, Inc., 7.375%, 10/15/2018		360,000	333,900
Travelport LLC:
4.881% ***, 9/1/2014		520,000	507,000
9.875%, 9/1/2014		710,000	747,275
11.875%, 9/1/2016		120,000	131,700
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		170,000	5,100
United Components, Inc., 9.375%, 6/15/2013		110,000	108,900
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,480,000	2,134,099
144A, 10.375%, 2/15/2015		430,000	452,038
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	2,565,000	3,520,806
144A, 8.0%, 11/1/2016	EUR	750,000	1,013,877
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		281,789	105,671
Videotron Ltd.:
6.875%, 1/15/2014		120,000	119,400
144A, 9.125%, 4/15/2018		735,000	790,125
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		615,000	659,587
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		3,217,000	22,519

			46,529,010
Consumer Staples 3.4%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		1,240,000	1,314,400
B&G Foods, Inc., 7.625%, 1/15/2018		285,000	287,850
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		240,000	246,600
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		360,000	372,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	843,912
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		390,000	361,725
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		470,000	459,425
Ingles Markets, Inc., 8.875%, 5/15/2017		370,000	383,413
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,066,680
Rite Aid Corp.:
7.5%, 3/1/2017		355,000	326,600
144A, 10.25%, 10/15/2019		250,000	264,375
Smithfield Foods, Inc.:
7.75%, 7/1/2017		325,000	302,250
144A, 10.0%, 7/15/2014		905,000	985,319
SUPERVALU, Inc., 8.0%, 5/1/2016		350,000	350,000
Tops Markets LLC, 144A, 10.125%, 10/15/2015		1,210,000	1,249,325
Tyson Foods, Inc.:
7.85%, 4/1/2016		610,000	640,500
10.5%, 3/1/2014		645,000	744,975

			11,199,949
Energy 10.4%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		1,395,000	1,531,012
12.125%, 8/1/2017		555,000	627,150
Belden & Blake Corp., 8.75%, 7/15/2012		3,114,000	2,989,440
Berry Petroleum Co., 10.25%, 6/1/2014		670,000	733,650
Bill Barrett Corp., 9.875%, 7/15/2016		500,000	537,500
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	790,887
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,260,000	1,089,900
Chesapeake Energy Corp.:
6.25%, 1/15/2018		575,000	544,813
6.875%, 1/15/2016		1,219,000	1,200,715
6.875%, 11/15/2020		325,000	312,813
7.25%, 12/15/2018		740,000	736,300
9.5%, 2/15/2015		70,000	76,300
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		240,000	246,000
144A, 8.5%, 12/15/2019		245,000	254,800
Concho Resources, Inc., 8.625%, 10/1/2017		240,000	250,200
Continental Resources, Inc., 144A, 8.25%, 10/1/2019		180,000	186,750
El Paso Corp.:
7.25%, 6/1/2018		790,000	811,761
8.25%, 2/15/2016		475,000	511,813
Frontier Oil Corp., 8.5%, 9/15/2016		435,000	454,575
Holly Corp., 144A, 9.875%, 6/15/2017		905,000	959,300
KCS Energy, Inc., 7.125%, 4/1/2012		1,380,000	1,376,550
Linn Energy LLC, 144A, 11.75%, 5/15/2017		1,050,000	1,194,375
Mariner Energy, Inc.:
7.5%, 4/15/2013		560,000	565,600
8.0%, 5/15/2017		715,000	698,913
Murray Energy Corp., 144A, 10.25%, 10/15/2015		350,000	356,125
Newfield Exploration Co., 7.125%, 5/15/2018		2,155,000	2,181,937
OPTI Canada, Inc.:
7.875%, 12/15/2014		2,050,000	1,778,375
8.25%, 12/15/2014		1,355,000	1,192,400
144A, 9.0%, 12/15/2012		230,000	235,750
Petrohawk Energy Corp.:
7.875%, 6/1/2015		350,000	358,750
9.125%, 7/15/2013		640,000	667,200
10.5%, 8/1/2014		395,000	436,475
Plains Exploration & Production Co.:
7.0%, 3/15/2017		590,000	581,888
7.625%, 6/1/2018		1,180,000	1,197,700
8.625%, 10/15/2019		470,000	495,850
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		1,345,000	1,276,069
11.75%, 1/1/2016		915,000	1,054,537
Regency Energy Partners LP:
8.375%, 12/15/2013		800,000	836,000
144A, 9.375%, 6/1/2016		1,215,000	1,316,756
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	1,023,750
8.625%, 2/1/2017		1,380,000	1,373,100

			35,043,779
Financials 15.2%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,475,000	1,334,875
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		360,000	376,200
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	321,230
Berry Plastics Escrow LLC, 144A, 8.25%, 11/15/2015		1,090,000	1,100,900
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		345,000	58,650
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		920,000	938,400
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		480,000	493,200
CEDC Finance Corp. International, Inc., 144A, 9.125%, 12/1/2016 (b)		480,000	504,000
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		720,000	732,600
Conproca SA de CV, REG S, 12.0%, 6/16/2010		733,590	762,787
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		725,000	743,125
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,675,000	1,612,187
12.5%, 11/30/2017 (PIK)		1,020,000	1,178,100
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		3,695,364	0
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		490,000	487,550
FCE Bank PLC, 9.375%, 1/17/2014	EUR	1,200,000	1,726,191
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019		360,000	402,300
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		6,165,000	6,240,342
8.125%, 1/15/2020		115,000	115,774
9.875%, 8/10/2011		1,930,000	2,019,197
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	386,400
GMAC, Inc.:
6.875%, 9/15/2011		3,674,000	3,674,000
7.0%, 2/1/2012		1,915,000	1,900,637
7.25%, 3/2/2011		1,210,000	1,219,075
Hellas Telecommunications Finance SCA, 144A, 8.684% ***, 7/15/2015 (PIK)	EUR	491,546	75
Hellas Telecommunications Luxembourg V, 144A, 4.684% ***, 10/15/2012	EUR	560,000	593,976
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		505,000	518,256
iPayment, Inc., 9.75%, 5/15/2014		645,000	546,638
National Money Mart Co., 144A, 10.375%, 12/15/2016		1,320,000	1,392,600
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		920,000	1,150
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		830,000	759,450
11.5%, 5/1/2016		255,000	285,600
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		975,000	906,750
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		565,000	567,825
144A, 9.25%, 4/1/2015		595,000	597,975
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		143,000	150,865
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016		910,000	916,825
Sprint Capital Corp.:
7.625%, 1/30/2011		2,045,000	2,073,119
8.375%, 3/15/2012		855,000	869,962
Terra Capital, Inc., 144A, 7.75%, 11/1/2019		915,000	951,600
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		640,000	708,800
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,790,000	11,188
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		957,579	883,367
UPC Germany GmbH:
144A, 8.125%, 12/1/2017		605,000	611,050
144A, 9.625%, 12/1/2019	EUR	905,000	1,264,193
Virgin Media Finance PLC:
8.75%, 4/15/2014		376,000	386,340
Series 1, 9.5%, 8/15/2016		2,385,000	2,528,100
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	2,430,000	3,546,075
144A, 11.75%, 7/15/2017		1,400,000	1,522,500
144A, 12.0%, 12/1/2015		130,000	140,075

			51,062,074
Health Care 5.1%
Community Health Systems, Inc., 8.875%, 7/15/2015		4,015,000	4,150,506
HCA, Inc.:
144A, 7.875%, 2/15/2020		2,160,000	2,219,400
9.125%, 11/15/2014		1,495,000	1,558,537
9.25%, 11/15/2016		3,225,000	3,402,375
9.625%, 11/15/2016 (PIK)		1,283,000	1,359,980
HEALTHSOUTH Corp., 10.75%, 6/15/2016		455,000	492,538
IASIS Healthcare LLC, 8.75%, 6/15/2014		810,000	822,150
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	530,000	692,591
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		120,000	122,400
The Cooper Companies, Inc., 7.125%, 2/15/2015		1,145,000	1,124,962
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		485,000	503,188
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		715,000	698,019

			17,146,646
Industrials 8.9%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		180,000	197,100
Actuant Corp., 6.875%, 6/15/2017		450,000	437,625
ARAMARK Corp., 8.5%, 2/1/2015		930,000	932,325
BE Aerospace, Inc., 8.5%, 7/1/2018		1,195,000	1,251,762
Belden, Inc.:
7.0%, 3/15/2017		585,000	568,913
144A, 9.25%, 6/15/2019		545,000	580,425
Bombardier, Inc., 144A, 6.3%, 5/1/2014		415,000	417,075
Cenveo Corp.:
144A, 8.875%, 2/1/2018 (d)		1,110,000	1,102,241
144A, 10.5%, 8/15/2016		580,000	609,000
Clean Harbors, Inc., 7.625%, 8/15/2016		385,000	390,775
Congoleum Corp., 8.625%, 8/1/2008 **		1,188,000	249,480
Corrections Corp. of America, 7.75%, 6/1/2017		245,000	251,738
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		180,000	187,650
Esco Corp., 144A, 4.129% ***, 12/15/2013		560,000	518,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		460,000	460,000
Iron Mountain, Inc., 8.375%, 8/15/2021		870,000	902,625
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		695,000	616,812
144A, 10.625%, 10/15/2016		605,000	644,325
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,665,000	1,640,025
7.625%, 12/1/2013		1,520,000	1,527,600
144A, 8.0%, 2/1/2018		1,195,000	1,177,075
Kansas City Southern Railway Co., 8.0%, 6/1/2015		1,080,000	1,111,050
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		1,045,000	1,042,387
Mobile Mini, Inc., 9.75%, 8/1/2014		685,000	712,400
Navios Maritime Holdings, Inc.:
144A, 8.875%, 11/1/2017		350,000	362,250
9.5%, 12/15/2014		1,130,000	1,122,937
Owens Corning, Inc., 9.0%, 6/15/2019		765,000	879,515
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		530,000	530,000
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **		1,900,000	190,000
RailAmerica, Inc., 9.25%, 7/1/2017		544,000	576,640
RBS Global & Rexnord Corp.:
9.5%, 8/1/2014		630,000	631,575
11.75%, 8/1/2016		195,000	199,388
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		365,000	367,738
Titan International, Inc., 8.0%, 1/15/2012		1,975,000	1,965,125

TransDigm, Inc.:
7.75%, 7/15/2014		345,000	347,588
144A, 7.75%, 7/15/2014		365,000	368,650
Triumph Group, Inc., 144A, 8.0%, 11/15/2017		120,000	121,500
United Rentals North America, Inc.:
7.0%, 2/15/2014		1,540,000	1,434,125
9.25%, 12/15/2019		1,415,000	1,460,987
10.875%, 6/15/2016		680,000	742,050
USG Corp., 144A, 9.75%, 8/1/2014		360,000	381,600
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		595,000	590,538

			29,800,614
Information Technology 2.5%
Advanced Micro Devices, Inc.:
5.75%, 8/15/2012		327,000	321,278
6.0%, 5/1/2015		365,000	333,975
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		914,000	642,085
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		725,000	645,250
Jabil Circuit, Inc., 7.75%, 7/15/2016		235,000	250,275
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		245,000	253,575
MasTec, Inc., 7.625%, 2/1/2017		805,000	773,806
Seagate Technology International, 144A, 10.0%, 5/1/2014		385,000	440,825
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		2,920,000	3,029,500
10.625%, 5/15/2015		605,000	657,937
Unisys Corp., 144A, 12.75%, 10/15/2014		635,000	736,600
Vangent, Inc., 9.625%, 2/15/2015		455,000	420,875

			8,505,981
Materials 10.9%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		328,000	265,680
ARCO Chemical Co., 9.8%, 2/1/2020 **		4,802,000	3,793,580
Ashland, Inc., 144A, 9.125%, 6/1/2017		665,000	724,850
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		750,000	682,500
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		670,000	696,800
CPG International I, Inc., 10.5%, 7/1/2013		1,500,000	1,466,250
Crown Americas LLC, 144A, 7.625%, 5/15/2017		250,000	256,250
Domtar Corp., 10.75%, 6/1/2017		605,000	701,800
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		2,000,000	2,010,000
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,935,937
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		1,281,636	1,025,309
10.0%, 3/31/2015		1,260,800	1,008,640
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017		120,000	123,300
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		665,000	681,625
144A, 8.25%, 5/1/2016		985,000	1,053,950
Graphic Packaging International, Inc., 9.5%, 6/15/2017		1,315,000	1,403,763
Greif, Inc., 7.75%, 8/1/2019		190,000	196,175
Hexcel Corp., 6.75%, 2/1/2015		2,370,000	2,281,125
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	1,395,000	1,769,762
Innophos, Inc., 8.875%, 8/15/2014		265,000	270,300
Jefferson Smurfit Corp., 8.25%, 10/1/2012 **		1,450,000	1,210,750
Koppers, Inc., 144A, 7.875%, 12/1/2019		725,000	739,500
Kronos International, Inc., 6.5%, 4/15/2013	EUR	300,000	334,840
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,641,759
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	234,900
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,376,100
NewPage Corp., 11.375%, 12/31/2014		960,000	928,800
Novelis, Inc.:
7.25%, 2/15/2015		475,000	450,063
11.5%, 2/15/2015		595,000	644,088
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/2014	EUR	435,000	603,127
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		125,000	137,500
Pliant Corp., 11.85%, 6/15/2009 **		5	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		290,000	29
Silgan Holdings, Inc., 7.25%, 8/15/2016		675,000	700,313
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/2012 **		320,000	269,600
Solo Cup Co., 10.5%, 11/1/2013		715,000	750,750
Teck Resources Ltd.:
10.25%, 5/15/2016		460,000	525,550
10.75%, 5/15/2019		1,525,000	1,795,687
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,110,000	1,110,000
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		1,000,688	855,588

			36,656,544
Telecommunication Services 9.4%
BCM Ireland Preferred Equity Ltd., 144A, 7.714% ***, 2/15/2017 (PIK)	EUR	756,284	506,993
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,270,000	1,273,175
8.375%, 1/15/2014		788,000	793,910
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		845,000	849,225
Cricket Communications, Inc.:
9.375%, 11/1/2014 (b)		2,730,000	2,716,350
10.0%, 7/15/2015 (b)		465,000	466,163
Crown Castle International Corp., 9.0%, 1/15/2015		1,200,000	1,300,500
Digicel Group Ltd., 144A, 8.25%, 9/1/2017		1,445,000	1,398,037
Frontier Communications Corp., 8.125%, 10/1/2018		905,000	911,787
GCI, Inc., 144A, 8.625%, 11/15/2019		180,000	186,300
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		272,326	149,779
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,820,000	1,842,750
Intelsat Corp.:
9.25%, 8/15/2014		235,000	239,700
9.25%, 6/15/2016		2,760,000	2,870,400
Intelsat Jackson Holdings Ltd.:
144A, 8.5%, 11/1/2019		605,000	618,613
11.25%, 6/15/2016		670,000	711,875
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		1,410,000	1,445,250
Series B, 144A, 8.875%, 1/15/2015		235,000	239,700
iPCS, Inc., 2.406% ***, 5/1/2013		290,000	269,700
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		3,565,000	3,587,281
Millicom International Cellular SA, 10.0%, 12/1/2013		205,000	211,663
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		600,000	585,000
144A, 8.0%, 10/1/2015		600,000	621,000
Qwest Corp.:
8.375%, 5/1/2016		420,000	459,900
8.875%, 3/15/2012		345,000	370,444
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		195,000	202,313
144A, 8.25%, 8/15/2019		260,000	273,000
Sprint Nextel Corp., 8.375%, 8/15/2017		1,150,000	1,121,250
Stratos Global Corp., 9.875%, 2/15/2013		450,000	472,500
Telesat Canada, 11.0%, 11/1/2015		2,515,000	2,810,512

Windstream Corp.:
7.0%, 3/15/2019		690,000	646,012
144A, 7.875%, 11/1/2017		1,450,000	1,431,875
8.625%, 8/1/2016		115,000	118,019

			31,700,976
Utilities 5.8%
AES Corp.:
8.0%, 10/15/2017		595,000	599,463
8.0%, 6/1/2020		855,000	857,138
144A, 8.75%, 5/15/2013		4,020,000	4,100,400
Energy Future Holdings Corp.:
10.875%, 11/1/2017		1,905,000	1,504,950
11.25%, 11/1/2017 (PIK)		1,017,600	747,936
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	543,025
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,430,000	1,456,812
Mirant North America LLC, 7.375%, 12/31/2013		420,000	417,900
NRG Energy, Inc.:
7.25%, 2/1/2014		2,010,000	2,017,537
7.375%, 2/1/2016		1,195,000	1,189,025
7.375%, 1/15/2017		3,265,000	3,244,594
NV Energy, Inc.:
6.75%, 8/15/2017		825,000	831,788
8.625%, 3/15/2014		249,000	256,470
Orion Power Holdings, Inc., 12.0%, 5/1/2010		660,000	668,250
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015 (b)		1,260,000	985,950

			19,421,238

Total Corporate Bonds (Cost $292,211,480)			287,066,811
Loan Participations and Assignments 9.3%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, 9.5% ***, 6/1/2010 **		700,000	0
Aspect Software, Inc., Second Lien Term Loan, 7.313% ***, 7/11/2012		1,000,000	930,000
Buffets, Inc.:
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013		595,182	504,048
Letter of Credit Term Loan B, 7.533% ***, 5/1/2013 (PIK)		114,092	96,622
Incremental Term Loan, 18.0% ***, 4/30/2012		201,241	205,014
Charter Communications Operating LLC:
Term Loan, 2.26% ***, 3/6/2014		2,374,048	2,213,052
Term Loan, 7.25% ***, 3/6/2014		1,927,432	1,968,390
Clarke American Corp., Term Loan B, 2.751% ***, 6/30/2014		231,670	203,291
Ford Motor Co., Term Loan, 3.26% ***, 12/16/2013		2,490,000	2,338,695
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014		1,179,060	1,221,070
Golden Nugget, Inc., Second Lien Term Loan, 3.51% ***, 12/31/2014		665,000	271,985
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.231% ***, 3/26/2014		2,482,267	1,871,791
Letter of Credit, 2.251% ***, 3/26/2014		146,496	110,468
Term Loan, 10.5% ***, 3/26/2014		523,688	497,969
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		3,264,942	3,111,081
Term Loan C2, 2.563% ***, 5/6/2013		649,255	618,659
IASIS Healthcare LLC, Term Loan, 5.499% ***, 6/13/2014 (PIK)		1,071,498	1,004,529
Kabel Deutschland GmbH, Term Loan, 7.99% ***, 11/18/2014 (PIK)	EUR	2,587,168	3,530,609
Sabre, Inc., Term Loan B, 2.499% ***, 9/30/2014		549,071	493,203
Sbarro, Inc., Term Loan, 4.741% ***, 1/31/2014		493,000	440,466
Scorpion Holding Ltd., Second Lien Term Loan, 7.731% ***, 11/29/2010		2,465,000	2,317,100

Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.731% ***, 10/10/2014	2,138,602	1,756,894
Term Loan B3, 3.731% ***, 10/10/2014	5,092,775	4,163,344
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **	1,665,875	1,050,884
VML US Finance LLC:
Term Delayed Draw B, 4.76% ***, 5/25/2012	180,681	172,680
Term Loan B, 4.76% ***, 5/27/2013	312,806	298,953

Total Loan Participations and Assignments (Cost $32,932,494)		31,390,797
Preferred Securities 0.4%
Financials 0.1%
Xerox Capital Trust I, 8.0%, 2/1/2027	430,000	425,700
Materials 0.3%
Hercules, Inc., 6.5%, 6/30/2029	1,279,000	863,325

Total Preferred Securities (Cost $1,164,716)		1,289,025

	Shares	Value ($)
Common Stocks 2.9%
Consumer Discretionary 0.7%
Ameristar Casinos, Inc.	20,700	306,567
Buffets Restaurants Holdings, Inc.*	24,283	137,199
Cablevision Systems Corp. (New York Group) "A"	22,600	579,464
Expedia, Inc.*	13,560	290,320
JC Penney Co., Inc.	8,185	203,234
Macy's, Inc.	11,265	179,451
Mediacom Communications Corp. "A"*	25,000	104,000
Orbitz Worldwide, Inc.*	50,750	311,605
Pinnacle Entertainment, Inc.*	31,000	252,960
SuperMedia, Inc.*	1,160	42,118
Vertis Holdings, Inc.*	12,403	0

		2,406,918
Energy 0.7%
Atlas Energy, Inc.	10,800	326,700
Continental Resources, Inc.*	4,000	151,880
El Paso Corp.	30,000	304,500
EXCO Resources, Inc.	23,600	413,944
Petrohawk Energy Corp.*	6,000	133,980
Range Resources Corp.	10,000	460,000
Williams Companies, Inc.	27,335	569,662

		2,360,666
Health Care 0.1%
Community Health Systems, Inc.*	10,000	326,200
Industrials 0.3%
General Cable Corp.*	3,700	107,670
Great Lakes Dredge & Dock Co.	24,200	143,022
Kansas City Southern*	26,350	782,595
World Color Press, Inc.*	3,724	42,863

		1,076,150
Materials 0.6%
Crown Holdings, Inc.*	36,000	857,160
Freeport-McMoRan Copper & Gold, Inc.	9,000	600,210
GEO Specialty Chemicals, Inc.*	18,710	15,902
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
Huntsman Corp.	20,000	243,800
Koppers Holdings, Inc.	4,500	125,640
Verso Paper Corp.*	45,000	136,350

		1,980,510
Telecommunication Services 0.2%
Crown Castle International Corp.*	8,880	328,027
SBA Communications Corp. "A"*	9,980	330,238

		658,265
Utilities 0.3%
AES Corp.*	21,000	265,230
Mirant Corp.*	25,755	362,373
NRG Energy, Inc.*	18,500	446,035

		1,073,638

Total Common Stocks (Cost $12,307,138)		9,882,347
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	182,000	2,046
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	4,220	16,321
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	1,219	0

Total Warrants (Cost $239,283)		18,367
Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 0.17% (e) (f) (Cost $7,917,599)	7,917,599	7,917,599
Cash Equivalents 0.5%
Central Cash Management Fund, 0.17% (e) (Cost $1,765,670)	1,765,670	1,765,670

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $348,538,380) †	101.0	339,330,616
Other Assets and Liabilities, Net (b)	(1.0)	(3,459,540)

Net Assets	100.0	335,871,076

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	700,000	USD	708,969	0
ARCO Chemical Co.	9.8%	2/1/2020	4,802,000	USD	5,219,109	3,793,580
Buffalo Thunder Development Authority	9.375%	12/15/2014	345,000	USD	345,294	58,650
CanWest MediaWorks LP	9.25%	8/1/2015	575,000	USD	575,000	126,500
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,048,695	249,480
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,695,364	USD	2,037,287	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	735,000	USD	737,588	7,350
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	272,326	USD	259,144	149,779
Jefferson Smurfit Corp.	8.25%	10/1/2012	1,450,000	USD	1,107,725	1,210,750
New ASAT (Finance) Ltd.	9.25%	2/1/2011	920,000	USD	798,056	1,150
Pliant Corp.	11.85%	6/15/2009	5	USD	5	4
R.H. Donnelley Corp.	8.875%	10/15/2017	1,900,000	USD	1,838,301	190,000
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	29
Reader's Digest Association, Inc.	9.0%	2/15/2017	500,000	USD	500,000	5,050
Simmons Co.	10.0%	12/15/2014	2,320,000	USD	1,941,369	191,400
Smurfit-Stone Container Enterprises, Inc.	8.375%	7/1/2012	320,000	USD	246,400	269,600
Tribune Co.	5.25%	6/4/2014	1,665,875	USD	1,348,928	1,050,884
Tropicana Entertainment LLC	9.625%	12/15/2014	1,790,000	USD	1,346,099	11,188
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	170,000	USD	165,325	5,100
Young Broadcasting, Inc.	8.75%	1/15/2014	3,217,000	USD	2,798,393	22,519
					23,208,225	7,343,013

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

†
The cost for federal income tax purposes was $349,208,552.  At January 31, 2010, net unrealized depreciation for all securities based on tax cost was $9,877,936.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,670,689 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,548,625.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan amounting to $7,199,538.  In addition, included in other assets and liabilities, net is a pending sale, amounting to $560,194 that is also on loan.  The value of all securities loaned at January 31, 2010 amounted to $7,759,732 which is 2.3% of net assets.

(c)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

As of January 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	16,268,900	USD	22,920,928	2/25/2010	365,468	JPMorgan Chase Securities, Inc.
EUR	341,200	USD	482,764	2/25/2010	9,719	Citigroup, Inc.
Total unrealized appreciation					375,187

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(g)
Corporate Bonds	$—	$284,462,152	$2,604,659	$287,066,811
Loan Participations and Assignments	—	28,268,013	3,122,784	31,390,797
Preferred Securities	—	1,289,025	—	1,289,025
Common Stocks(g)	9,727,798	137,199	17,350	9,882,347
Warrants(g)	—	16,321	2,046	18,367
Short-Term Investments(g)	9,683,269	—	—	9,683,269
Derivatives(h)	—	375,187	—	375,187
Total	$19,411,067	$314,547,897	$5,746,839	$339,705,803

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Convertible Preferred Stocks	Common Stocks	Warrants	Total
Balance as of October 31, 2009	$2,598,041	$3,097,022	$0	$17,350	$29,133	$5,741,546
Realized gain (loss)	—	2,411	(32,668)	—	—	(30,257)
Change in unrealized appreciation (depreciation)	2,984	54,354	32,668	—	(27,087)	62,919
Amortization premium/discount	3,634	15,241	—	—	—	18,875
Net purchases (sales)	—	225,741	—	—	—	225,741
Net transfers in (out) of Level 3	—	(271,985)	—	—	—	(271,985)
Balance as of January 31, 2010	$2,604,659	$3,122,784	$—	$17,350	$2,046	$5,746,839
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$2,984	$76,193	$—	$—	$(27,087)	$52,090

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 375,187

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010